Amortized Cost and Fair Value of Investments in Debt Securities by Estimated Average Life (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Distribution of Maturities: Amortized Cost, 1 Year or Less	$ 1,301
Distribution of Maturities: Amortized Cost, 1-5 Years	18,338
Distribution of Maturities: Amortized Cost, 5-10 Years	2,040
Distribution of Maturities: Amortized Cost, After 10 Years	2,563
Distribution of Maturities: Amortized Cost, Total	24,242
Distribution of Maturities: Fair Value, 1 Year or Less	1,349
Distribution of Maturities: Fair Value, 1-5 Years	19,012
Distribution of Maturities: Fair Value, 5-10 Years	2,124
Distribution of Maturities: Fair Value, After 10 Years	2,604
Distribution of Maturities: Fair Value, Total	25,089
US Treasury Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	9
Distribution of Maturities: Amortized Cost, 1-5 Years	212
Distribution of Maturities: Amortized Cost, 5-10 Years	450
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	671
Distribution of Maturities: Fair Value, 1 Year or Less	9
Distribution of Maturities: Fair Value, 1-5 Years	223
Distribution of Maturities: Fair Value, 5-10 Years	462
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	694
US Government Agencies Debt Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	88
Distribution of Maturities: Amortized Cost, 1-5 Years	1,620
Distribution of Maturities: Amortized Cost, 5-10 Years	80
Distribution of Maturities: Amortized Cost, After 10 Years	55
Distribution of Maturities: Amortized Cost, Total	1,843
Distribution of Maturities: Fair Value, 1 Year or Less	89
Distribution of Maturities: Fair Value, 1-5 Years	1,697
Distribution of Maturities: Fair Value, 5-10 Years	89
Distribution of Maturities: Fair Value, After 10 Years	57
Distribution of Maturities: Fair Value, Total	1,932
US States and Political Subdivisions Debt Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	135
Distribution of Maturities: Amortized Cost, 1-5 Years	223
Distribution of Maturities: Amortized Cost, 5-10 Years	22
Distribution of Maturities: Amortized Cost, After 10 Years	57
Distribution of Maturities: Amortized Cost, Total	437
Distribution of Maturities: Fair Value, 1 Year or Less	138
Distribution of Maturities: Fair Value, 1-5 Years	239
Distribution of Maturities: Fair Value, 5-10 Years	22
Distribution of Maturities: Fair Value, After 10 Years	55
Distribution of Maturities: Fair Value, Total	454
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises
Distribution of Maturities: Amortized Cost, 1 Year or Less	802
Distribution of Maturities: Amortized Cost, 1-5 Years	15,833
Distribution of Maturities: Amortized Cost, 5-10 Years	1,415
Distribution of Maturities: Amortized Cost, After 10 Years	2,430
Distribution of Maturities: Amortized Cost, Total	20,480
Distribution of Maturities: Fair Value, 1 Year or Less	840
Distribution of Maturities: Fair Value, 1-5 Years	16,434
Distribution of Maturities: Fair Value, 5-10 Years	1,478
Distribution of Maturities: Fair Value, After 10 Years	2,471
Distribution of Maturities: Fair Value, Total	21,223
Mortgage-backed Securities, Issued by Private Enterprises
Distribution of Maturities: Amortized Cost, 1 Year or Less	0
Distribution of Maturities: Amortized Cost, 1-5 Years	196
Distribution of Maturities: Amortized Cost, 5-10 Years	56
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	252
Distribution of Maturities: Fair Value, 1 Year or Less	0
Distribution of Maturities: Fair Value, 1-5 Years	167
Distribution of Maturities: Fair Value, 5-10 Years	54
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	221
Collateralized Debt Obligations
Distribution of Maturities: Amortized Cost, 1 Year or Less	0
Distribution of Maturities: Amortized Cost, 1-5 Years	50
Distribution of Maturities: Amortized Cost, 5-10 Years	0
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	50
Distribution of Maturities: Fair Value, 1 Year or Less	0
Distribution of Maturities: Fair Value, 1-5 Years	50
Distribution of Maturities: Fair Value, 5-10 Years	0
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	50
Asset-backed Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	260
Distribution of Maturities: Amortized Cost, 1-5 Years	200
Distribution of Maturities: Amortized Cost, 5-10 Years	0
Distribution of Maturities: Amortized Cost, After 10 Years	0
Distribution of Maturities: Amortized Cost, Total	460
Distribution of Maturities: Fair Value, 1 Year or Less	266
Distribution of Maturities: Fair Value, 1-5 Years	198
Distribution of Maturities: Fair Value, 5-10 Years	0
Distribution of Maturities: Fair Value, After 10 Years	0
Distribution of Maturities: Fair Value, Total	464
Corporate And Other Debt Securities
Distribution of Maturities: Amortized Cost, 1 Year or Less	7
Distribution of Maturities: Amortized Cost, 1-5 Years	4
Distribution of Maturities: Amortized Cost, 5-10 Years	17
Distribution of Maturities: Amortized Cost, After 10 Years	21
Distribution of Maturities: Amortized Cost, Total	49
Distribution of Maturities: Fair Value, 1 Year or Less	7
Distribution of Maturities: Fair Value, 1-5 Years	4
Distribution of Maturities: Fair Value, 5-10 Years	19
Distribution of Maturities: Fair Value, After 10 Years	21
Distribution of Maturities: Fair Value, Total	$ 51